Composition of plan assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Composition of plan assets [Abstract]
Equity securities	₩ 257,581	₩ 231,620
Debt securities	817	43,990
Due from banks	1,394,634	1,380,656
Other	61,602	31,781
Plan assets	₩ 1,714,634	₩ 1,688,047